Notes to the consolidated balance sheet Shareholders' Equity - Movements in BSPCE and BSA share warrants (in number of shares issuable upon exercise) (Details)		6 Months Ended
	May 25, 2023 shares	Jun. 30, 2023 shares	Jun. 30, 2022 € / shares
BSPCE and BSA Share Warrants
Notes to the consolidated balance sheet
Outstanding, Beginning balance		806,800
Issued			10,000
Outstanding, Ending balance		816,800
Number of exercisable shares			310,800
BSPCE plans
Notes to the consolidated balance sheet
Outstanding, Beginning balance		488,800
Outstanding, Ending balance		488,800
Number of exercisable shares			8,800
BSPCE - 2013 Plan
Notes to the consolidated balance sheet
Exercise price (in euros)			€ 0.59
Outstanding, Beginning balance		8,800
Outstanding, Ending balance		8,800
Number of exercisable shares			8,800
BSPCE 2021
Notes to the consolidated balance sheet
Exercise price (in euros)			€ 11.74
Outstanding, Beginning balance		480,000
Outstanding, Ending balance		480,000
BSA plans
Notes to the consolidated balance sheet
Outstanding, Beginning balance		318,000
Issued			10,000
Outstanding, Ending balance		328,000
Number of exercisable shares			302,000
Number of share warrants outstanding | shares		480,088
BSA - 2017 plan
Notes to the consolidated balance sheet
Exercise price (in euros)			€ 6.68
Outstanding, Beginning balance		130,000
Outstanding, Ending balance		130,000
Number of exercisable shares			130,000
BSA - 2018 plan
Notes to the consolidated balance sheet
Exercise price (in euros)			€ 6.07
Outstanding, Beginning balance		116,000
Outstanding, Ending balance		116,000
Number of exercisable shares			116,000
BSA 2019
Notes to the consolidated balance sheet
Exercise price (in euros)			€ 2.20
Outstanding, Beginning balance		10,000
Outstanding, Ending balance		10,000
Number of exercisable shares			10,000
BSA 2019 bis
Notes to the consolidated balance sheet
Exercise price (in euros)			€ 3.68
Outstanding, Beginning balance		10,000
Outstanding, Ending balance		10,000
Number of exercisable shares			10,000
BSA 2019 ter
Notes to the consolidated balance sheet
Exercise price (in euros)			€ 3.68
Outstanding, Beginning balance		36,000
Outstanding, Ending balance		36,000
Number of exercisable shares			36,000
BSA 2021
Notes to the consolidated balance sheet
Exercise price (in euros)			€ 11.74
Outstanding, Beginning balance		16,000
Outstanding, Ending balance		16,000
BSA 2023 plan
Notes to the consolidated balance sheet
Exercise price (in euros)			€ 2.51
Issued	10,000		10,000
Outstanding, Ending balance		10,000